Schedule of Investments (unaudited)
January 31, 2024
BlackRock Sustainable International Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Denmark — 6.1%
Novo Nordisk A/S, Class B	2,604	$ 297,649
Finland — 2.9%
Kone Oyj, Class B	2,860	141,574
France — 10.8%
BNP Paribas SA	2,621	176,090
L’Oreal SA	362	173,237
Schneider Electric SE	910	178,769
		528,096
Germany — 10.1%
Allianz SE, Registered Shares	923	246,603
Puma SE	2,505	100,811
Symrise AG	1,448	149,396
		496,810
Japan — 20.3%
Dai-ichi Life Holdings, Inc.	8,100	177,655
Ebara Corp.	2,400	150,305
Kurita Water Industries Ltd.	3,500	127,824
Recruit Holdings Co. Ltd.	3,600	142,195
Sony Group Corp.	2,200	215,750
Toyota Motor Corp.	8,900	177,714
		991,443
Netherlands — 6.7%
ASML Holding NV	377	327,081
Spain — 2.5%
Iberdrola SA	9,916	119,398
Iberdrola SA(a)	170	2,047
		121,445
Sweden — 2.6%
Beijer Ref AB, Class B	9,232	125,693
Switzerland — 7.2%
Nestle SA, Registered Shares	1,522	173,433
Roche Holding AG, NVS	624	177,663
		351,096
Security	Shares	Value
United Kingdom — 20.8%
Ashtead Group PLC	1,607	$ 105,085
AstraZeneca PLC	1,517	201,119
Prudential PLC	12,297	126,322
Reckitt Benckiser Group PLC	2,422	175,113
RELX PLC	5,272	217,597
Rentokil Initial PLC	22,702	116,909
Spirax-Sarco Engineering PLC	595	74,887
		1,017,032
United States — 7.0%
Mastercard, Inc., Class A	485	217,877
Microsoft Corp.	314	124,840
		342,717
Total Long-Term Investments — 97.0% (Cost: $4,388,849)		4,740,636
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(b)(c)	172,970	172,970
Total Short-Term Securities — 3.6% (Cost: $172,970)		172,970
Total Investments — 100.6% (Cost: $4,561,819)		4,913,606
Liabilities in Excess of Other Assets — (0.6)%		(27,096)
Net Assets — 100.0%		$ 4,886,510
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 215,150	$ —	$ (42,180)(a)	$ —	$ —	$ 172,970	172,970	$ 7,129	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
January 31, 2024
BlackRock Sustainable International Equity Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.  For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$ —	$ 297,649	$ —	$ 297,649
Finland	—	141,574	—	141,574
France	—	528,096	—	528,096
Germany	—	496,810	—	496,810
Japan	—	991,443	—	991,443
Netherlands	—	327,081	—	327,081
Spain	—	121,445	—	121,445
Sweden	—	125,693	—	125,693
Switzerland	—	351,096	—	351,096
United Kingdom	—	1,017,032	—	1,017,032
United States	342,717	—	—	342,717
Short-Term Securities
Money Market Funds	172,970	—	—	172,970
	$ 515,687	$ 4,397,919	$ —	$ 4,913,606
Portfolio Abbreviation
NVS	Non-Voting Shares
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